13. SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
13. SUBSEQUENT EVENTS

Tampa Lease

On July 18, 2014, the Company entered into a five -year lease with the University of South Florida Research Foundation for an approximately 5,200 square foot facility located at 3802 Spectrum Boulevard Tampa, Florida 33612.  The new facility is part of the University of South Florida research park and will be used as the Company’s research and development facilities.  The new space currently is being developed and furbished for the Company’s research needs and is expected to be available for use by the end of October 2014.  The term of the lease shall commence on the earlier of the date when the Company takes possession of the premises or the date that the tenant improvements are substantially completed.  The monthly base rent for this facility during the first year of the lease is $10,443, which amount will increase by 3% annually. The Company has the option to extend the lease term of this facility for an additional five-year period on the same terms and conditions, except that the base rent for the renewal term will be increased in accordance with the applicable consumer price index.

Exclusive License Agreement

On July 21, 2014, the Company entered into an Exclusive License Agreement (the “Moffitt License Agreement”), effective as of June 28, 2014, with the H. Lee Moffitt Cancer Center and Research Institute, Inc. (“Moffitt”) under which the Company received an exclusive, world-wide license to Moffitt’s rights in and to two patent-pending technologies related to methods for improving tumor-infiltrating lymphocytes for adoptive cell therapy.  Unless earlier terminated, the term of the license extends until the earlier of the expiration of the last patent related to the licensed technology or 20 years after the effective date of the license agreement.

Pursuant to the Moffitt License Agreement, the Company agreed to pay an upfront licensing fee, payable within 30 days of the effective date of the Moffitt License Agreement, and a patent issuance fee payable upon the issuance of the first U.S. patent covering the subject technology. In addition, the Company agreed to pay milestone license fees upon completion of specified milestones, customary royalties based on a specified percentage of net sales (which percentage is in the low single digits) and sublicensing payments, as applicable, and annual minimum royalties beginning with the first sale of products based on the licensed technologies, which minimum royalties will be credited against the percentage royalty payments otherwise payable in that year.  The Company will also be responsible for all costs associated with the preparation, filing, maintenance and prosecution of the patent applications and patents covered by the Moffitt License Agreement related to the treatment of any cancers in the United States, Europe and Japan and in other countries selected that the Company and Moffitt agreed to.

Appointment of new President and Chief Operating Officer

On August 21, 2014 we entered into an employment agreement with Elma Hawkins PhD., pursuant to which she agreed to serve as our President and Chief Operating Officer. Since February 2014 Dr. Hawkins has served as our head of clinical development under a consulting agreement. Under the new employment, we agreed to pay Dr. Hawkins an annual salary of $325,000, the same amount that she was paid under the consulting agreement. As our President and Chief Operating Officer, Dr. Hawkins is also entitled to a year-end incentive bonus of up to 20% of her base salary. Effective as of August 21, 2014, we granted Dr. Hawkins a stock option to purchase 125,000 shares of our common stock at an exercise price of $6.70, which price is equal to the fair market value of our common stock on that date. The new options vest over three years. Under February 2014 consulting agreement, Dr. Hawkins was granted a non-qualified stock option to purchase an aggregate of 200,000 shares of our common stock, and 200,000 shares of restricted common stock. The previously granted options and shares of restricted stock will remain in effect under the employment agreement. Accordingly, in addition to the 200,000 restricted shares, in the aggregate Dr. Hawkins currently has options for the purchase of 325,000 shares.